UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2014 through December 31, 2014

333-173202-04
(Commission File Number of issuing entity)

Honda Auto Receivables 2012-2 Owner Trust

(Exact name of issuing entity specified in its charter)

333-173202
(Commission File Number of depositor)

American Honda Receivables LLC

(Exact name of depositor as specified in its charter)

American Honda Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	80-6221712
(State or other jurisdiction of organization of the issuing entity)	(I.R.S Employer Identification No.)

c/o American Honda Receivables LLC 20800 Madrona Avenue Torrance, CA	90503
(Address of principal executive offices of the issuing entity)	(Zip Code)

(310) 972-2511

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒ No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2012-2 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the January 15, 2015 distribution date, attached as Exhibit 99.1.

The securitizer reports that, with respect to the receivables that comprise the assets of the Honda Auto Receivables 2012-2 Owner Trust, there is no activity to report as no receivables were the subject of a demand to repurchase or replace for breach of a representation and warranty for the distribution period December 1, 2014 through December 31, 2014. The securitizer filed its most recent Form ABS-15G on January 22, 2014. The CIK number of the securitizer is 0000864270.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

The Indenture Trustee, Deutsche Bank Trust Company Americas, has provided the information contained in the following paragraph for purposes of compliance with Regulation AB.

“DBTCA has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts. On June 18, 2014, a group of investors (“Plaintiff Investors”) filed a civil action against DBTCA and Deutsche Bank National Trust Company (“DBNTC”) in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA’s and DBNTC’s alleged failure to perform their obligations as trustees for the trusts (the “NY Derivative Action”). An amended complaint was filed on July 16, 2014, adding Plaintiff Investors and RMBS trusts to the NY Derivative Action. On November 24, 2014, the Plaintiff Investors moved to voluntarily dismiss the NY Derivative Action without prejudice. Also on November 24, 2014, substantially the same group of Plaintiff Investors filed a civil action against DBTCA and DBNTC in the United States District Court for the Southern District of New York (the “SDNY Action”), making substantially the same allegations as the New York Derivative Action with respect to 564 RMBS trusts (542 of which were at issue in the NY Derivative Action). The SDNY Action is styled both as a derivative action on behalf of the named RMBS Trusts and, in the alternative, as a putative class action on behalf of holders of RMBS representing interests in those RMBS trusts. DBTCA is reviewing these newly-filed pleadings. DBTCA has no pending legal proceedings (including, based on DBTCA’s preliminary evaluation, the litigation disclosed in this paragraph) that would materially affect its ability to perform its duties as Trustee on behalf of the Certificateholders.”

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

Item 8.01 Other Events

The CFPB, together with the U.S. Department of Justice (the “Agencies”), previously contacted American Honda Finance Corporation (“AHFC”) regarding the Agencies’ review of pricing practices by dealers originating retail installment sale contracts for automobiles. Their request for information and the ongoing review was to determine if pricing practices of dealers originating retail installment sale contracts for automobiles resulted in discriminatory pricing of these loans to certain borrowers in violation of applicable laws. AHFC has voluntarily provided the information requested to date and cooperated with the Agencies’ investigation. AHFC has now received a notice that the Agencies have authorized enforcement actions against AHFC, alleging discrimination in automobile loan pricing to certain borrowers by dealers and alleging the loan pricing disparities were caused by AHFC’s business practices related to dealers. AHFC has also been informed that the Agencies may defer pursuit of this litigation if AHFC works with the Agencies to seek a voluntary resolution to these allegations. The Agencies have informed AHFC that they are seeking monetary relief and implementation of changes to AHFC’s pricing practices and policies, which changes could affect AHFC’s business. AHFC intends to continue to cooperate with the Agencies to find a mutually agreeable resolution.

Item 9. Exhibits.

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2012-2 Owner Trust

By: American Honda Finance Corporation, as Servicer

	By:	/s/ Paul Honda
Mr. Paul Honda
Vice President–Finance & Administration and
Assistant Secretary

Date: January 15, 2015

EXHIBIT INDEX

Exhibit	Description

99.1	Servicer’s Certificate and Monthly Servicer Report for January 15, 2015 distribution date.

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